Annual Total Returns - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity New Jersey Municipal Money Market Fund
Jan. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 22, 2022
Fidelity New Jersey Municipal Money Market Fund
Bar Chart Table:
Annual Return 2023	2.82%